EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Equity:
Schedule of assumptions used to value options
Risk-free interest rate	1.68%
Expected life	6.73 years
Expected dividends	0.00%
Expected volatility	42.88.%
Fair value of Company's common stock	$1.00

Schedule of Stock option activity, both within and outside the Plan, and warrant activity
	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at January 2, 2016	—	$—	—	$—
Granted	2,584,000	1.00	4,128,510	2.00
Canceled	252,000	1.00	—	—
Expired	—	—	—	—
Exercised	—	—	—	—
Outstanding at December 31, 2016	2,332,000	$1.00	4,128,510	$2.00
Exercisable at December 31, 2016	292,000	$1.00	4,128,510	$2.00